Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.0001 per share (Secondary Offering)
Amount Registered | shares	9,666,666
Proposed Maximum Offering Price per Unit	0.518625
Maximum Aggregate Offering Price	$ 5,013,374.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 692.35
Offering Note	Note 1.a. These Class A common shares offered will be represented by American Depositary Shares ("ADSs"). Three ADSs represent forty Class A common shares of Aurora Mobile Limited (the "Registrant") Note 1.b In addition, pursuant to Rule 416 under the Securities Act, the Class A common shares being registered hereunder include such indeterminate number of Class A common shares as may be issuable with respect to the shares being registered hereunder as a result of share subdivision or consolidation, share dividends, or similar transactions. Note 1.c. Up to 9,666,666 Class A common shares of the Registrant, represented by up to 725,000 ADSs, issuable upon the exercise of warrant, or the Warrant, by the selling securityholder identified in this prospectus, are to be offered for resale by the selling shareholder named in the prospectus contained in this registration statement. The Registrant will not receive any proceeds from the sale of the ADSs by the selling shareholder. Note 1.d. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the Class A common shares issuable upon the exercise of Warrant is based upon US$6.915 per ADS (or US$0.518625 per Class A common share), which is the average of the high and low prices of the ADSs as of March 23, 2026 as reported on The Nasdaq Global Market.